MASTER TRUST - Schedule of Master Trust Net Assets (Details) - EBP 008 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
NET ASSETS AVAILABLE FOR BENEFITS	$ 4,211,290,469	$ 3,765,132,976	$ 3,622,358,820
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	3,975,172,643	3,521,057,282
Stable value fund, at contract value	281,565,485	285,334,090
Total investments	4,256,738,128	3,806,391,372
Accrued fees	(35,466)	(44,365)
NET ASSETS AVAILABLE FOR BENEFITS	4,256,702,662	3,806,347,007
Master Trust | NAV
EBP, Master Trust [Line Items]
Investments, at fair value	3,528,322,511	3,130,041,064
Plan's interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	3,886,299,614	3,438,670,117
Stable value fund, at contract value	278,342,514	282,990,601
Total investments	4,164,642,128	3,721,660,718
Accrued fees	(35,466)	(44,365)
NET ASSETS AVAILABLE FOR BENEFITS	4,164,606,662	3,721,616,353
Cash | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	36,704,440	34,763,871
Cash | Plan's interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	36,559,099	34,620,101
Common stocks | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	70,996,693	57,213,231
Common stocks | Plan's interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	70,453,992	56,854,484
Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	51,704,413	44,938,018
Mutual funds | Plan's interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	50,943,581	44,305,157
Other brokerage | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	57,714,481	43,835,594
Other brokerage | Plan's interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	57,340,220	43,365,423
Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	229,730,105	210,265,504
Mutual funds | Plan's interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	225,090,358	203,616,909
Separate account funds | Master Trust | NAV
EBP, Master Trust [Line Items]
Investments, at fair value	934,868,683	859,269,258
Separate account funds | Plan's interest in Master Trust | NAV
EBP, Master Trust [Line Items]
Investments, at fair value	923,654,706	849,429,679
Lifecycle commingled pools | Master Trust | NAV
EBP, Master Trust [Line Items]
Investments, at fair value	1,359,492,485	1,195,472,632
Lifecycle commingled pools | Plan's interest in Master Trust | NAV
EBP, Master Trust [Line Items]
Investments, at fair value	1,308,515,904	1,150,658,053
Common collective trusts | Master Trust | NAV
EBP, Master Trust [Line Items]
Investments, at fair value	1,233,961,343	1,075,299,174
Common collective trusts | Plan's interest in Master Trust | NAV
EBP, Master Trust [Line Items]
Investments, at fair value	$ 1,213,741,754	$ 1,055,820,311